SHARE-BASED PAYMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Description of vesting requirements for share-based payment arrangement	Under this Stock Option Plan, 25% of options granted vest on each of the 6 month, 12 month, 18 month and 24 month anniversaries of the grant date.
Weighted average fair value at measurement date, share options granted				$ 0.04	$ 0.11
Compensation expense-share-based payment	$ 22,309	$ 55,176	$ 0